Taxation (Tables)	12 Months Ended
Jul. 31, 2026
Taxation [Abstract]
Schedule of Income Tax Benefit	For the years ended July 31, 2025 and 2026, the details of income tax expenses are set forth below:
For the years ended July 31,
	2025	2026
Current	$—	$—
Deferred	—	—
Total income tax benefit	$—	$—

Schedule of Statutory Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the Group’s actual income tax provision for the years ended July 31, 2025 and 2026, respectively, were as follows:

	For the years ended July 31,
	2025	2026
Loss before income tax expense	$(1688,153)	$(2,260,301)
Applicable statutory income tax rate in Japan	34.59%	34.59%
Income tax benefit computed at statutory rate	(583,932)	(781,838)
Changes in valuation allowance	583,932	781,838
Total income tax expense	$—	$—
Effective income tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets and Liabilities

As of July 31, 2025 and 2026, the significant components of the deferred tax assets and liability are summarized below:

	As of July 31,
	2025	2026
Deferred tax assets:
Net operating loss carryforward	$10,757,474	$10,899,427
Inventory impairment	503,476	517,484
Long-lived assets impairment	178,366	168,773
Lease liabilities	28,204	6,728
Deferred tax assets	11,467,520	11,592,412

Deferred tax liability:
Right-of-use asset	(30,355)	(7,940)
Deferred tax liability	(30,355)	(7,940)

Less: allowance for deferred tax assets	(11,437,165)	(11,584,472)
Total deferred tax assets, net	$—	$—

Schedule of Valuation Allowance of Deferred Tax Assets

As of July 31, 2025 and 2026, the movement of the valuation allowance of deferred tax assets, net are summarized below:

	As of July 31,
	2025	2026
Valuation allowance
Balance at the beginning of the year	$10,880,783	$11,437,165
Additions	583,932	781,838
Foreign currency translation adjustments	(27,550)	(634,531)
Balance at the end of the year	$11,437,165	$11,584,472